TAXATION (Tables)	12 Months Ended
Dec. 31, 2025
TAXATION
Schedule of loss before income taxes

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Non – PRC	20,824	(36,488)	19,592	2,802
PRC	(576,418)	(633,092)	(392,948)	(56,191)
	(555,594)	(669,580)	(373,356)	(53,389)

Schedule of current and deferred components of the income tax expense (benefit)

	For the Year Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Current tax expense (benefit)
- PRC	(8,179)	(1,127)	13,875	1,984
- Non PRC	1,165	(1,142)	197	28
Total current tax expense (benefit)	(7,014)	(2,269)	14,072	2,012
Deferred tax benefit
- PRC	(16,135)	(15,851)	(6,335)	(906)
- Non PRC	(1,424)	615	(1,673)	(239)
Total deferred tax expense (benefit)	(17,559)	(15,236)	(8,008)	(1,145)
Total provision for (benefit from) income taxes	(24,573)	(17,505)	6,064	867

Schedule of reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Summary of Significant Accounting Policies, the reconciliation of taxes at the PRC statutory rate to our provision for (benefit from) income taxes for the year ended December 31, 2025 was as follows (in thousands, except for percentages):

Amount
RMB
PRC statutory tax rate	(98,237)
Foreign tax effects	8,663
Non-taxable income	(6,825)
Non-deductible expenses	4,066
Statutory expense	39,018
Interest and penalty	163
Deferred tax expense	1,996
Changes of valuation allowance	57,023
Withholding tax	197
Effective tax rate	6,064

The reconciliation of taxes at the PRC statutory rate to our provision for (benefit from) income taxes for the years ended December 31, 2023 and 2024 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows (in thousands):

	For the Years Ended December 31,
	2023	2024
	RMB	RMB
Loss before income taxes	(555,594)	(669,580)
Income tax computed at the tax rate of 25%	(138,899)	(167,396)
Effect of different tax rates in different jurisdictions	(5,178)	12,338
Non-deductible expenses	18,287	14,108
Non-taxable income	(6,447)	(1,027)
Statutory income (expense)	51,631	(14,740)
Interest and penalty	(6,121)	(2,473)
Deferred tax expense	3,357	11,929
Changes of valuation allowance	58,030	128,716
Withholding tax	767	1,040
	(24,573)	(17,505)

Schedule of components of deferred taxes

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
Deferred tax asset
Net operating loss*	540,787	591,962	84,649
Foreign exchange loss	2,140	3,813	545
Depreciation and amortization	16,212	18,837	2,694
Property, plant and equipment impairment	1,914	2,253	322
Deposits for non-current assets	17,725	17,725	2,535
Allowance for doubtful accounts	51,153	49,297	7,049
Lease liabilities	45,536	41,640	5,954
Other long-term assets	94,563	97,812	13,987
Equity investment	7,105	7,130	1,020
Others	10,506	7,890	1,128
Total deferred tax assets	787,641	838,359	119,883
less: Valuation allowance**	(751,370)	(807,650)	(115,492)
Net deferred tax assets	36,271	30,709	4,391

Deferred tax liabilities
Equity investment	(999)	(41)	(6)
Property, plant and equipment	(16,110)	(16,747)	(2,395)
Disposal of Beijing Century Friendship	(3,126)	(3,126)	(447)
Intangible assets	(65,998)	(58,054)	(8,302)
Right-of-use assets	(32,497)	(29,165)	(4,171)
Others	(411)	1,422	205

Total deferred tax liabilities	(119,141)	(105,711)	(15,116)

Deferred tax assets, net	—	—	—

Deferred tax liabilities, net	(82,870)	(75,002)	(10,725)
*

As of December 31, 2025, the Group had net operating losses from several of its PRC and oversea entities of RMB2,367,847 (US$338,598), which can be carried forward to offset future taxable profit. As per filed tax returns, the net operating loss from PRC entities will expire between 2026 to 2029. For the net operating loss from overseas entities, there is no limitation of expiration according to the statute of Hong Kong and US.

**

The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

Schedule of movement of valuation allowance

	For the Year Ended December 31,
	2024	2025	2025
	RMB	RMB	US$
Balance at the beginning of year	(623,044)	(751,370)	(107,444)
Change of valuation allowance in the current year	(128,326)	(56,280)	(8,048)
Balance at the end of year	(751,370)	(807,650)	(115,492)

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits excluding the penalty and interest

	For the Years Ended December 31,
	2024	2025	2025
	RMB	RMB	US$
Balance at the beginning of year	63,899	67,799	9,695
Changes based on tax positions related to the current year	—	—	—
Additions related to prior year tax position	5,469	8,956	1,281
Decreases related to prior year tax position	(610)	(90)	(13)
Decrease related to disposal of CMSI	(1,011)	680	97
Decreases relating to expiration of applicable statute of limitation	(680)	(5)	(1)
Foreign currency translation	732	(1,125)	(161)
Balance at the end of year	67,799	76,215	10,898